4. PETROSTEAM LICENSE	12 Months Ended
Dec. 31, 2019
Petrosteam License
PETROSTEAM LICENSE

NOTE 4. PETROSTEAM LICENSE

On March 20, 2019, the Company entered into an exclusive license agreement with PetroSteam LLC to obtain an exclusive right to deploy patented and field-tested proprietary technologies utilizing steam generation applied to bitumen and heavy oil recovery in the Provinces of Alberta and Saskatchewan. In exchange, the Company has issued 2,991,400 restricted common shares. In addition, the Company has agreed, subject to certain qualifications and milestones being met, to purchase steam generation equipment from PetroSteam totaling $12,500,000 to be used on its bitumen/heavy-oil projects.